Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll	¥ 7,290,249	$ 998,760	¥ 1,077,834
Tax payables	3,758,066	514,853	4,553,304
Payable to suppliers	115,793,122	15,863,592	109,331,440
Payable to external service providers	19,447,813	2,664,339	26,282,851
Payable to funding partner	50,365,126	6,899,995	79,295,374
Business deposits	5,593,315	766,281	6,282,315
Others	59,830,173	8,196,700	73,012,827
Total accrued expenses and other current liabilities	¥ 262,077,864	$ 35,904,520	¥ 299,835,945